Note 7 - Equity (Deficit) - Schedule of Stockholders' Equity (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Balances			$ (9,382)	$ 28,036
Issuance of ordinary shares			44,957	13,245
Capital contribution from noncontrolling interests			10,083
Share-based compensation			1,750
Capital injection shared by Noncontrolling interests
Foreign currency translation adjustment gain	$ 113	$ 167	144	271
Net loss	(9,824)	(15,895)	(25,271)	(42,763)
Share-based compensation				6,041
Balances	$ 22,281	$ 4,830	$ 22,281	$ 4,830
Common Stock [Member]
Balances (in shares)			23,184,612	22,530,702
Balances			$ 2	$ 2
Issuance of ordinary shares (in shares)			2,679,578	739,095
Issuance of ordinary shares			$ 1
Capital contribution from noncontrolling interests
Share-based compensation (in shares)			100,000	(95,000)
Share-based compensation
Capital injection shared by Noncontrolling interests
Foreign currency translation adjustment gain
Net loss
Share-based compensation
Balances (in shares)	25,964,190	23,174,797	25,964,190	23,174,797
Balances	$ 3	$ 2	$ 3	$ 2
Additional Paid-in Capital [Member]
Balances			170,950	151,147
Issuance of ordinary shares			44,956	13,245
Capital contribution from noncontrolling interests			5,941
Share-based compensation			1,750
Capital injection shared by Noncontrolling interests			(578)
Foreign currency translation adjustment gain
Net loss
Share-based compensation				6,039
Balances	223,019	170,431	223,019	170,431
Retained Earnings [Member]
Balances			(178,760)	(123,891)
Issuance of ordinary shares
Capital contribution from noncontrolling interests
Share-based compensation
Capital injection shared by Noncontrolling interests
Foreign currency translation adjustment gain
Net loss			(24,012)	(40,752)
Share-based compensation
Balances	(202,772)	(164,643)	(202,772)	(164,643)
AOCI Attributable to Parent [Member]
Balances			42	(182)
Issuance of ordinary shares
Capital contribution from noncontrolling interests
Share-based compensation
Capital injection shared by Noncontrolling interests
Foreign currency translation adjustment gain			183	237
Net loss
Share-based compensation
Balances	225	55	225	55
Parent [Member]
Balances			(7,766)	27,076
Issuance of ordinary shares			44,957	13,245
Capital contribution from noncontrolling interests			5,941
Share-based compensation			1,750
Capital injection shared by Noncontrolling interests			(578)
Foreign currency translation adjustment gain			183	237
Net loss			(24,012)	(40,752)
Share-based compensation				6,039
Balances	20,475	5,845	20,475	5,845
Noncontrolling Interest [Member]
Balances			(1,616)	960
Issuance of ordinary shares
Capital contribution from noncontrolling interests			4,142
Share-based compensation
Capital injection shared by Noncontrolling interests			578
Foreign currency translation adjustment gain			(39)	34
Net loss			(1,259)	(2,011)
Share-based compensation				2
Balances	$ 1,806	$ (1,015)	$ 1,806	$ (1,015)